SCHEDULE OF NET REVENUES DISAGGREGATED BY GEOGRAPHY (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Total revenues	$ 30,502	$ 22,909	$ 47,178	$ 42,477
UNITED STATES
Segment Reporting [Line Items]
Total revenues	25,529	21,158	42,525	34,772
AUSTRALIA
Segment Reporting [Line Items]
Total revenues	2,473	157	2,034	3,253
CANADA
Segment Reporting [Line Items]
Total revenues	778	574	1,059	2,469
BRAZIL
Segment Reporting [Line Items]
Total revenues			4	705
MEXICO
Segment Reporting [Line Items]
Total revenues		306	315
Europe [Member]
Segment Reporting [Line Items]
Total revenues	1,070	658	1,124	486
All Other Country [Member]
Segment Reporting [Line Items]
Total revenues	$ 652	$ 56	$ 117	$ 792